Debt - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 acre	Dec. 31, 2011	Dec. 31, 2010	Sep. 28, 2012
Line of Credit Facility [Line Items]
Loss recognized on extinguishment of debt		$ 4,448,000
Acquisition of outstanding stock of Credo					100.00%
Business acquisition cost					146,445,000
Payment for outstanding debt	8,770,000
Debt	294,063,000	294,063,000	221,587,000
Amount of Indebtedness Decreased Due to Sale of Light		30,991,000
Area of consolidated venture light farms project		800
Unamortized deferred financing fees	6,508,000	6,508,000	8,364,000
Amortization of deferred financing fees		2,922,000	2,881,000	4,106,000
Debt Maturities 2013	8,683,000	8,683,000
Debt Maturities 2014	17,792,000	17,792,000
Debt Maturities 2015	64,046,000	64,046,000
Debt Maturities 2016	2,125,000	2,125,000
Debt Maturities 2017	201,417,000	201,417,000
Debt Maturities thereafter	0	0
Austin [Member]
Line of Credit Facility [Line Items]
Guest room hotel	413	413
Multifamily project	289	289
Austin [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Multifamily loan in construction financing	19,548,000	19,548,000
Houston [Member]
Line of Credit Facility [Line Items]
Multifamily project	401	401
Credo [Member]
Line of Credit Facility [Line Items]
Acquisition of outstanding stock of Credo	100.00%	100.00%			100.00%
Purchase price of acquisitions, per share amount	$ 14.50	$ 14.50			$ 14.50
Term Loans [Member]
Line of Credit Facility [Line Items]
Transaction cost funded	70,000,000
Secured Debt [Member] | Austin [Member]
Line of Credit Facility [Line Items]
Debt	15,400,000	15,400,000
Secured Promissory Notes [Member]
Line of Credit Facility [Line Items]
Debt	34,171,000	34,171,000	41,900,000
Secured Promissory Notes [Member] | Austin [Member]
Line of Credit Facility [Line Items]
Debt	18,771,000	18,771,000
Carrying value of multifamily project to secure non recourse loan	19,992,000	19,992,000
Carrying value of property to secure borrowing	30,057,000	30,057,000
Other Indebtedness [Member]
Line of Credit Facility [Line Items]
Debt	15,892,000	15,892,000	49,687,000
Carrying value of property to secure borrowing	65,545,000	65,545,000
Amount of Indebtedness Decreased Due to Sale of Multifamily project		26,500,000
Amount of Indebtedness Decreased Due to Sale of Light		30,991,000
Senior Secured Credit Facility [Member]
Line of Credit Facility [Line Items]
Borrow at LIBOR after Amendment	4.00%	4.00%
Borrow at LIBOR before Amendment	4.50%	4.50%
Eliminated LIBOR Rate	2.00%
Interest coverage ratio	1.05
Interest coverage ratio	1.50
Incurred fee related to amendment	5,486,000
Loss recognized on extinguishment of debt	4,448,000
Borrow at Libor	4.00%	4.00%
Percentage Of Variable Spread On Base Rate		3.00%
Percentage Of Spread On Federal Funds Effective Rate		0.50%
Debt Instrument Basis Spread Over Variable Rate	1.00%	1.00%
Senior Secured Credit Facility [Member] | Letter of Credit [Member]
Line of Credit Facility [Line Items]
Ratio of value of assets in the borrowing base to the aggregate commitments under the facility	1.50	1.50
Senior Secured Credit Facility [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Maturity period of revolving line of credit	Sep. 14, 2015
Revolving Line of Credit [Member]
Line of Credit Facility [Line Items]
Transaction cost funded	35,000,000
Revolving Line of Credit [Member] | Letter of Credit [Member]
Line of Credit Facility [Line Items]
Sublimit for letters of credit outstanding	2,807,000	2,807,000
Revolving Line of Credit [Member] | Senior Secured Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity under term Loan facility	200,000,000	200,000,000
Net unused borrowing capacity	153,193,000	153,193,000
Revolving Line of Credit [Member] | Sublimit For Letters Of Credit [Member]
Line of Credit Facility [Line Items]
Sublimit for letters of credit under line of credit facility	100,000,000	100,000,000
Term Loan Facility [Member] | Senior Secured Credit Facility [Member]
Line of Credit Facility [Line Items]
Debt	200,000,000	200,000,000	130,000,000
Maturity period of revolving line of credit	Sep. 14, 2017
Maximum borrowing capacity under term Loan facility	200,000,000	200,000,000
Debt	$ 200,000,000	$ 200,000,000	$ 130,000,000